Unaudited consolidated statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (33,732)	$ (11,767)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,201
Net foreign exchange losses/(gains)	(130)
Finance income	(5,330)	(364)
Finance costs	10,127	9,838
Net change in fair value measurements of financial assets and liabilities	9,558	(733)
Movement in provisions	1,057
Other non-cash transactions	(133)
Changes in operating assets and liabilities:
Decrease/(increase) in trade receivables due from related parties	(18,576)
Decrease/(increase) in other receivables	(611)
Decrease/(increase) in prepayments	1,095	129
(Increase)/decrease in inventories	10,292
(Decrease)/increase in trade payables to related parties	484	45
(Decrease)/increase in trade payables	(3,042)	160
Increase/(decrease) in other payables	26,800
(Decrease)/increase in deferred liabilities	(5,066)	1,230
Net cash from/(used) in operating activities	(4,006)	(1,462)
Cash flows from investing activities:
Purchase of property, plant, and equipment and intangibles	(2,262)
Proceeds from disposal of property, plant, and equipment	16,564
Acquisition of subsidiary	(770,516)
Net cash used in investing activities	(756,214)
Cash flows from financing activities:
Proceeds from issue of share capital	313,186
Proceeds from convertible promissory note - related party	300	1,200
Proceeds from issue of promissory note	1,082
Proceeds from loans and borrowings (net of financing costs)	476,657
Proceeds from working capital loan - related party	15,000
Repayment of promissory note	(1,869)
Payment of lease liabilities	(29)
Net cash from financing activities	804,327	1,200
Net change in cash	44,107	(262)
Cash, beginning of the period	42	955
Net foreign exchange difference	(417)
Cash, end of the period	$ 43,732	$ 693